Contingent Liabilities and Commitments_Acceptances And Guarantees By Counterparty(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 5,587,316	₩ 5,001,971
Unconfirmed guarantees	2,432,183	2,635,501
Total	₩ 8,019,499	₩ 7,637,472
Proportion (%)	100.00%	100.00%
Corporations
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 4,775,838	₩ 4,185,975
Unconfirmed guarantees	1,901,951	1,913,114
Total	₩ 6,677,789	₩ 6,099,089
Proportion (%)	83.27%	79.86%
Small companies
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 617,458	₩ 621,834
Unconfirmed guarantees	423,947	492,369
Total	₩ 1,041,405	₩ 1,114,203
Proportion (%)	12.99%	14.59%
Public and others
Acceptances And Guarantees By Counterparty Line Items [Line Items]
Confirmed guarantees	₩ 194,020	₩ 194,162
Unconfirmed guarantees	106,285	230,018
Total	₩ 300,305	₩ 424,180
Proportion (%)	3.74%	5.55%